SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 15	$ 15
Share based compensation	1,623	2,092	$ 3,269	$ 306	$ 484
Travel expenses	126	379
Other	10	18
Total	$ 1,689	$ 1,172	2,711	1,898	2,039
Research and development expenses [member]
IfrsStatementLineItems [Line Items]
Salaries and related expenses			2,228	2,166	1,795
Subcontractors and consultants			344	374	631
Materials and laboratory expenses			223	316	252
Depreciation and amortization			197	255	287
Share based compensation			447	127	100
Travel expenses			87	50	42
Freight			33	30	23
Other			10	6
Reimbursement from paid pilots and proof of concept projects			(858)	(1,426)	(1,091)
Total			$ 2,711	$ 1,898	$ 2,039